UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                  FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

Investment Company Act file number 811-7091

                   Dreyfus Florida Municipal Money Market Fund
                (Exact name of Registrant as specified in charter)


                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                             New York, New York 10166
               (Address of principal executive offices) (Zip code)

                               Mark N. Jacobs, Esq.
                                 200 Park Avenue
                             New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 922-6000


Date of fiscal year end:   6/30

Date of reporting period:  6/30/03

                                  FORM N-CSR

ITEM 1.     REPORTS TO STOCKHOLDERS.

      Dreyfus Florida
      Municipal Money
      Market Fund

      ANNUAL REPORT June 30, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            15   Statement of Assets and Liabilities

                            16   Statement of Operations

                            17   Statement of Changes in Net Assets

                            18   Financial Highlights

                            19   Notes to Financial Statements

                            23   Report of Independent Auditors

                            24   Important Tax Information

                            25   Board Members Information

                            27   Officers of the Fund

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                      Dreyfus Florida Municipal
                                                              Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for Dreyfus Florida Municipal Money Market Fund covers the 12-month period from July 1, 2002, through June 30, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund' s portfolio manager, Joseph Irace.

The past year has been a challenging time for tax-exempt money market funds. In its ongoing attempts to stimulate renewed economic growth, the Federal Reserve Board reduced a key short-term interest rate twice during the reporting period, and yields of money market funds fell to historical lows. As a result, maintaining a steady stream of current, tax-exempt income from investments in money market securities has become a challenge for many investors.

Nonetheless, we believe that it is important for investors to remember that money market funds have continued to achieve their objective of preserving shareholders' capital, although the preservation of capital is not guaranteed. For emergency reserves and money earmarked for near-term needs, we believe money market funds can play an important role in creating a diversified portfolio. However, if you seek to maximize current income from your long-term savings, your financial advisor may be able to recommend higher-yielding alternatives that are right for you in today's low interest-rate environment.

Thank you for your continued confidence and support.

Sincerely,


/s/Stephen E. Canter

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2003




DISCUSSION OF FUND PERFORMANCE

Joseph Irace, Portfolio Manager

How did Dreyfus Florida Municipal Money Market Fund perform during the period?

For the 12-month period ended June 30, 2003, the fund produced a yield of 0.82%. Taking into account the effects of compounding, the fund produced an effective yield of 0.82%.(1)

We attribute the fund's modest returns to a persistently weak economy, falling interest rates and robust investor demand for tax-exempt money market securities during the reporting period.

What is the fund's investment approach?

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund normally invests at least 80% of its net assets in municipal obligations that provide income exempt from federal income tax, and which enable the fund's shares to be exempt from the Florida intangible personal property tax. In so doing, we employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality, tax-exempt money market instruments in which the fund invests. Second, we actively manage the fund's average maturity in anticipation of what we believe are supply-and-demand changes in Florida's short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable the fund to take advantage of opportunities when short-term supply increases. Yields generally tend to rise when there is an increase in new-issue supply competing for investor interest. New securities that are generally issued with maturities in the one-year range may in turn

                                                                The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

cause us to lengthen the fund' s average maturity. If we anticipate limited new-issue supply, we may then look to extend the fund's average maturity in an effort to take advantage of then-current opportunities. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund's performance?

The fund primarily was influenced by the effects of a persistently weak economy, which caused short-term interest rates to trend lower throughout the reporting period. Downward pressure on yields was intensified by ongoing and robust investor demand for money market securities, which was largely the result of investors' preference for investment alternatives in the struggling economy. For much of the reporting period, uncertainty related to several high-profile corporate scandals and, later, the war in Iraq also contributed to investors' cautious attitudes. As short-term interest rates fell, so did yields of tax-exempt money market instruments.

The Federal Reserve Board (the "Fed") reduced short-term interest rates twice during the reporting period, by 50 basis points in early November 2002 and again by 25 basis points in late June 2003. Investors widely anticipated both interest-rate reductions before they were announced and tax-exempt money market yields trended lower in the fall of 2002 and spring of 2003.

The persistently weak U.S. economy also created some potentially negative influences. Due to lower tax revenues, most states and municipalities faced widening budget deficits during the reporting period. Florida bridged its budget gap for its 2004 fiscal year with a $52.3 billion budget that includes spending cuts, elimination of a sales tax "holiday" and an 8.5% increase in state university tuition for Florida residents.


We generally maintained what we believed to be a conservative strategy in this challenging market environment. First, to lock in existing yields for as long as we deemed practical while interest rates declined, we set the fund's weighted average maturity in a range that we considered slightly longer than that of other municipal money market funds. To manage the risks of deteriorating credit quality, we have been highly selective when making new purchases. We have found the most competitive yields among variable-rate demand notes, on which yields are reset weekly, first-maturity securities of longer-term bond deals and smaller blocks of municipal notes. We also have increased the fund's holdings of commercial paper for diversification purposes.

What is the fund's current strategy?

We continue to maintain what we believe to be a conservative posture, focusing on variable-rate demand notes, commercial paper and municipal notes from issuers we believe to be fiscally sound. While we continue to maintain a slightly long weighted average maturity as of the reporting period's end, we are mindful that it currently makes little sense to extend the fund's weighted average maturity further at a time when one-year municipal notes yield less than one percent.

July 15, 2003

(1) EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELD PROVIDED REFLECTS THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S YIELD WOULD HAVE BEEN LOWER.

                                                             The Fund



STATEMENT OF INVESTMENTS

June 30, 2003


                                                                                               Principal
TAX EXEMPT INVESTMENTS--98.1%                                                                 Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------
City of Boca Raton, Water and Sewer Revenue, Refunding

   2.50%, 10/1/2003                                                                             100,000                  100,237

Broward County:

  IDR, VRDN:

    (GB Instruments Inc. Project)

         1.13% (LOC; Bank of America)                                                         2,380,000  (a)           2,380,000

      (Rex Three Inc. Project)

         1.15% (LOC; Wachovia Bank)                                                           2,480,000  (a)           2,480,000

   Sales Tax Revenue, CP

      .97%, 9/16/2003

      (Liquidity Facility; Dexia Credit Locale)                                              11,700,000               11,700,000

Broward County Airport Exempt Facility, Revenues, VRDN

   (Learjet Inc. Project) 1.15% (LOC; Bank of America)                                        1,300,000  (a)           1,300,000

Broward County Airport System, Revenues

   (Passenger Facilities)
   4.50%, 10/1/2003 (Insured; AMBAC)                                                          3,425,000                3,450,603

Broward County Housing Finance Authority:

  VRDN:

    MFHR:

         (Golf View Gardens Apartments Project)

            1.12% (LOC; Regions Bank)                                                         8,850,000  (a)           8,850,000

         Refunding (Island Club Apartments)

            1.02% (Liquidity Facility; FHLMC)                                                 3,835,000  (a)           3,835,000

      SFMR, Merlots Program

         1.13% (Insured: FNMA and GNMA

         and Liquidity Facility; Wachovia Bank)                                                  50,000  (a)              50,000

Broward County School District, GO Notes, Refunding

   2.50%, 2/15/2004                                                                             200,000                  201,547

City of Cape Coral, Water and Sewer Revenue, Refunding

   4.50%, 10/1/2003 (Insured; FSA)                                                              450,000                  453,652

Charlotte County School District, GO Notes, Refunding

   2%, 3/1/2004 (Insured; FSA)                                                                1,000,000                1,005,818

Dade County:

  Aviation Revenue (Miami International Airport):

      5.40%, 10/1/2003 (Insured; MBIA)                                                        1,005,000                1,014,249

      5.75%, 10/1/2003 (Insured; FSA)                                                         1,800,000                1,819,068

   Public Service Tax Revenue, Refunding

      5.25%, 10/1/2003 (Insured; FSA)                                                           300,000                  303,131

   Water and Sewer System Revenue

      4.60%, 10/1/2003 (Insured; FGIC)                                                          100,000                  100,676

Dade County Educational Facilities Authority, College and

  University Revenue, Refunding (University of Miami)

   4.75%, 4/1/2004 (Insured; MBIA)                                                              565,000                  580,359


                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Dade County School District, GO Notes, Refunding

   5%, 7/15/2003 (Insured; AMBAC)                                                               250,000                  250,354

Escambia County Housing Finance Authority, SFMR, VRDN

  Merlots Program 1.13% (Insured: FNMA and GNMA

   and Liquidity Facility; Wachovia Bank)                                                     3,635,000  (a)           3,635,000

State of Florida, GO Notes

  (Florida Department of Transportation)

   3.25%, 7/1/2003                                                                              860,000                  860,000

Florida Board of Education:

   GO Notes 3%, 6/1/2004                                                                      2,745,000                2,794,794

   Lottery Revenue 5%, 7/1/2003 (Insured; FGIC)                                                 775,000                  775,000

Florida Board of Education Capital Outlay, GO Notes:

   5.80%, 6/1/2004                                                                              100,000  (b)             105,164

   6.10%, 6/1/2004                                                                              165,000  (b)             173,815

   6.50%, 6/1/2004                                                                              500,000                  525,037

Florida Department of Environmental Protection

  Preservation Revenue:

      3.50%, 7/1/2003 (Insured; FGIC)                                                         3,040,000                3,040,000

      5.25%, 7/1/2003 (Insured; FGIC)                                                           300,000                  300,000

Florida Development Finance Corporation, IDR, VRDN:

  (Air Technology)

      1.20% (LOC; Wachovia Bank)                                                              2,000,000  (a)           2,000,000

   (Byrd Technologies Inc.)

      1.20% (LOC; Wachovia Bank)                                                              1,570,000  (a)           1,570,000

   (Downey Glass Industries)

      1.20% (LOC; Wachovia Bank)                                                              1,040,000  (a)           1,040,000

   (Energy Planning Associates)

      1.20% (LOC; Wachovia Bank)                                                              1,480,000  (a)           1,480,000

   (Florida Steel Project)

      1.20% (LOC; Wachovia Bank)                                                              1,095,000  (a)           1,095,000

   (Inco Chemical Supply Co.)

      1.20% (LOC; Wachovia Bank)                                                              2,040,000  (a)           2,040,000

   (Increte LLC Project)

      1.20% (LOC; Wachovia Bank)                                                              2,600,000  (a)           2,600,000

   (Kelray Real Estate Project)

      1.20% (LOC; Wachovia Bank)                                                                990,000  (a)             990,000

   (Retro Elevator Corp. Project)

      1.20% (LOC; Wachovia Bank)                                                                945,000  (a)             945,000

   (Sun and Skin Care Resource Project)

      1.20% (LOC; Wachovia Bank)                                                                880,000  (a)             880,000

   (Trese Inc. Project)

      1.20% (LOC; Wachovia Bank)                                                              1,400,000  (a)           1,400,000

                                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Florida Development Finance Corporation, IDR
  VRDN (continued):

    (University of Southern Florida Foundation)

         1.20% (LOC; SunTrust Bank)                                                           1,240,000  (a)           1,240,000

Florida Division of Bond Finance, Department of

  General Services Revenues:

    (Department of Environmental Preservation 2000):

         5%, 7/1/2003 (Insured; FSA)                                                            500,000                  500,000

         6%, 7/1/2003 (Insured; AMBAC)                                                        1,520,000                1,520,000

      (Department of National Resource Preservation 2000):

         5%, 7/1/2003 (Insured; FSA)                                                            200,000                  200,000

         5.50%, 7/1/2003 (Insured; FSA)                                                         370,000  (b)             375,700

Florida Gulf Coast University Foundation Inc., COP

  College and University Revenue, VRDN

   1.10% (LOC; Wachovia Bank)                                                                 2,150,000  (a)           2,150,000

Florida Housing Finance Agency, Housing Revenue:

   Refunding 6%, 7/1/2004                                                                       135,000                  141,149

   VRDN (Caribbean Key) 1.03% (LOC; FNMA)                                                    10,500,000  (a)          10,500,000

Florida Housing Finance Corporation, MFHR, VRDN:

  (BridgeWater Club)

      1.03% (LOC; SunTrust Bank)                                                              3,000,000  (a)           3,000,000

   (Buchanan Bay)

      1.18% (LOC; Merrill Lynch)                                                              1,460,000  (a)           1,460,000

   (Falls of Venice Project)

      1.13% (LOC; FNMA)                                                                       8,625,000  (a)           8,625,000

   (Stuart Pointe Apartments)

      1.03% (LOC; SunTrust Bank)                                                              4,000,000  (a)           4,000,000

Florida Municipal Loan Council, Revenue

   4.30%, 11/1/2003 (Insured; MBIA)                                                             520,000                  525,707

Florida Rural Utility Financing Commission, Revenue

  (Public Projects Construction)

   2%, 7/1/2004                                                                               4,025,000                4,060,915

Florida Turnpike Authority, Turnpike Revenue:

   5.90%, 7/1/2003 (Insured; FGIC)                                                              100,000                  100,000

   Department of Transportation:

      5.50%, 7/1/2003 (Insured; AMBAC)                                                          100,000                  100,000

      Refunding 5%, 7/1/2003 (Insured; FGIC)                                                    300,000                  300,000

Florida Water Pollution Control Financing

   Corporation, Revenue 5%, 1/15/2004                                                         1,395,000                1,423,797

City of Fort Lauderdale, Water and Sewer Revenue

   2%, 3/1/2004 (Insured; MBIA)                                                                 215,000                  216,277


                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                  Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Gulf County School District, Sales Tax Revenue

   5%, 6/1/2004 (Insured; Radian Bank)                                                          120,000                  124,042

Hernando County School District, GO Notes, Refunding

   2.50%, 8/1/2003 (Insured; MBIA)                                                              500,000                  500,420

Hillsborough County:

  Community Investment Tax Revenue

      (Jail Project) 4%, 5/1/2004 (Insured; FGIC)                                               390,000                  399,532

   Utility Revenue, Refunding

      5%, 8/1/2003 (Insured; AMBAC)                                                             200,000                  200,605

Hillsborough County Aviation Authority, Revenue

  VRDN, Merlots Program 1.13%

   (Insured; MBIA and Liquidity Facility; Wachovia Bank)                                      2,000,000  (a)           2,000,000

Hillsborough County Port District, Revenue, Refunding

  (Tampa Port Authority)

   4.25%, 6/1/2004 (Insured; MBIA)                                                              200,000                  205,549

Hillsborough County School Board, COP

  Lease Revenue, Master Lease Program

   4.25%. 7/1/2004 (Insured; MBIA)                                                              250,000                  257,812

Inland Protection Financing Corporation

  Special Obligation Revenue

   5%, 1/1/2004 (Insured; FSA)                                                                1,220,000                1,241,795

City of Jacksonville, VRDN:

  IDR (University of Florida Health Science Center)

      1.05% (Liquidity Facility; Bank of America)                                             1,600,000  (a)           1,600,000

   PCR, Refunding

      (Florida Power and Light Co. Project) 1%                                                3,000,000  (a)           3,000,000

Jacksonville Economic Development Commission

  IDR, VRDN (Load King Manufacturing Co. Inc. Project)

   1.15% (LOC; SouthTrust Bank)                                                               3,200,000  (a)           3,200,000

Jacksonville Electric Authority, Revenue

   Refunding (St. John River) 6.50%, 10/1/2003                                                1,500,000                1,512,133

Key West Utility Board, Electric Revenue, Refunding

   3.25%, 10/1/2003 (Insured; AMBAC)                                                            250,000                  250,963

Lake County Industrial Development Authority

  Industrial Revenue, VRDN

  (U.S. Nutraceuticals LLC Project)

   1.20% (LOC; Huntington NB)                                                                 1,780,000  (a)           1,780,000

Lee County:

  Local Option Gas Tax Revenue
      4.70%, 10/1/2003 (Insured; FGIC)                                                          100,000                  100,867

                                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Lee County (continued):

  Solid Waste System Revenue, Refunding

      5%, 10/1/2003 (Insured; MBIA)                                                           1,250,000                1,260,486

Lee County Housing Finance Authority, VRDN:

  MFHR (Heron Pond Apartments)

      1.12% (LOC; Regions Bank)                                                               6,500,000  (a)           6,500,000

   SFMR, Merlots Program

      1.13% (Insured; FNMA and GNMA and

      Liquidity Facility; Wachovia Bank)                                                      6,360,000  (a)           6,360,000

Lee County Industrial Development Authority, VRDN:

  Health Care Facilities Revenue

    (Cypress Cove Health Park)

      1.05% (LOC; Keybank)                                                                    5,700,000  (a)           5,700,000

   IDR

      (Currier Roof Tile Project)

      1.20% (LOC; Huntington NB)                                                              2,720,000  (a)           2,720,000

Marion County Industrial Development Authority, IDR, VRDN:

   Refunding (Florida Convalescent Centers Project) 1.35%                                       550,000  (a)             550,000

   (Universal Forest Products)

      1.20% (LOC; Wachovia Bank)                                                              2,500,000  (a)           2,500,000

City of Miami, Special Obligation Revenue, Refunding

  (Homeland Defense Neighborhood Project)

   3%, 9/1/2003 (Insured; MBIA)                                                               3,730,000                3,739,811

Miami Dade County:

  Special Obligation Revenue

    Capital Asset Acquisition 2%, 4/1/2004

      (Insured; AMBAC)                                                                          150,000                  150,868

   StormWater Utility Revenue 3.70%, 4/1/2004

      (Insured; AMBAC)                                                                          100,000                  101,974

   Transportation Revenue, CP

      (Miami-Dade Aviation Authority):

         1.10%, 9/12/2003 (Liquidity Facility: Bayerische
            Landesbank, J.P. Morgan Chase & Co., and
            State Street Bank & Trust)                                                        6,000,000                6,000,000

         1.15%, 9/12/2003 (Liquidity Facility: Bayerische
            Landesbank, J.P. Morgan Chase & Co., and
            State Street Bank & Trust)                                                        6,000,000                6,000,000

Miami-Dade County Industrial Development Authority, VRDN:

  IDR:

    (EEG Properties Inc. Project)

         1.20% (LOC; Wachovia Bank)                                                             855,000  (a)             855,000

      (Fine Art Lamps Project) 1.05%

         (LOC; SunTrust Bank)                                                                 4,350,000  (a)           4,350,000

      (Futurama Project) 1.18% (LOC; SouthTrust Bank)                                         1,325,000  (a)           1,325,000


                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Miami-Dade County Industrial Development Authority
  VRDN (continued):

    Industrial Revenue

         (Professional Modification Services Inc.)

         1.10% (LOC; HSBC Bank USA)                                                          14,200,000  (a)          14,200,000

      Private School Revenue (Gulliver Schools Project)

         1.05% (LOC; Bank of America)                                                         1,000,000  (a)           1,000,000

Miami-Dade County Housing Finance
   Authority, MFHR, VRDN

   1.18% (Liquidity Facility; Merrill Lynch)                                                  8,305,000  (a)           8,305,000

North Miami, Educational Facilities Revenue:

  Refunding (Johnson and Wales University Project)

      3%, 4/1/2004 (Insured; XL Capital Assurance)                                              175,000                  177,344

   VRDN (Miami Country Day School Project)

      1.05% (LOC; Bank of America)                                                              150,000  (a)             150,000

City of Ocala, Electric Revenue, Refunding

   3.25%, 10/1/2003 (Insured; FSA)                                                              655,000                  657,524

Orange County Housing Finance Authority, MFHR, VRDN

   (Windsor Pines Partners) 1.13% (LOC; Bank of America)                                      5,590,000  (a)           5,590,000

Orange County School Board, COP, Revenue, VRDN

  1.18% (Insured; AMBAC and

   Liquidity Facility; Banque Paribas)                                                        1,665,000  (a)           1,665,000

Osceola County, Capital Improvements Revenue

   5%, 9/1/2003 (Insured; MBIA)                                                               2,000,000                2,012,068

Palm Beach County:

  Revenue

    (Town of Palm Beach Restoration Project)

      5%, 1/1/2004 (Insured: FSA)                                                               100,000                  101,745

   VRDN:

      Airport Revenue

         (Jet Aviation Project)

         1.10% (LOC; Fleet National Bank)                                                     3,700,000  (a)           3,700,000

      IDR:

         (Palm Beach Bedding Co. Project)

            1.10% (LOC; Wachovia Bank)                                                        3,315,000  (a)           3,315,000

         Refunding (Eastern Metal Supply)

            1.15% (LOC; Wachovia Bank)                                                        3,650,000  (a)           3,650,000

      Student Housing Revenue

         Refunding (Community College Foundation Project)

         1% (LOC; Bank of America)                                                            3,000,000  (a)           3,000,000

Palm Beach County Educational Facilities Authority

  Educational Facilities Revenue, VRDN

   (Atlantic College) 1.05% (LOC; Bank of America)                                           11,800,000  (a)          11,800,000

                                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Palm Beach County Housing Finance Authority, MFHR, VRDN

  (Azalea Place Apartments Project)

   1.13% (LOC; SunTrust Bank)                                                                 2,485,000  (a)           2,485,000

Pasco County, Sales Tax Revenue

   2%, 12/1/2003 (Insured; AMBAC)                                                               400,000                  401,486

Pembroke Pines, Charter School Revenue

   2.70%, 7/1/2004 (Insured; MBIA)                                                              500,000                  508,192

Pinellas County Industrial Development Authority, IDR, VRDN:

  (Sure-Feed Engineering Project)

      1.15% (LOC; Bank of America)                                                              150,000  (a)             150,000

   (Ven Tel Plastics Project)

      1.15% (LOC; Wachovia Bank)                                                              4,325,000  (a)           4,325,000

Polk County Industrial Development Authority, IDR, VRDN

  Refunding (Florida Convention Centers Project)

   1.25% (LOC; Wells Fargo Bank)                                                                100,000  (a)             100,000

Polk County School Board, COP, LR

   3.50%, 1/1/2004 (Insured; FSA)                                                               100,000                  101,126

Putnam County Development Authority, PCR, VRDN

  (National Rural Utilities-Seminole Electric):

      1.25%, Series H-1                                                                         400,000  (a)             400,000

      1.25%, Series H-2                                                                         530,000  (a)             530,000

Sarasota County, Second Guaranteed Entitlement Revenue

   Refunding 3.60%, 10/1/2003 (Insured: FGIC)                                                   100,000                  100,523

City of Sebastian, Sales Tax Revenue

   2%, 4/1/2004 (Insured; MBIA)                                                                 250,000                  251,580

County of Seminole, Local Option Gas Tax Revenue

   Refunding 5%, 10/1/2003 (Insured; FGIC)                                                      200,000                  201,747

South Broward Hospital District
   Health Care Facilities Revenue

   VRDN, Putters Program 1.08% (Insured; MBIA

   and Liquidity Facility; J.P. Morgan Chase & Co.)                                           4,000,000  (a)           4,000,000

Southeast Volusia Hospital District, Revenues, VRDN

  (Bert Fish Medical Center)

   1.05% (LOC; SouthTrust Bank)                                                                 700,000  (a)             700,000

St. John's County Housing Finance Authority, MFHR, VRDN

  (Ponce Harbor Apartment)

   1.05% (LOC; SouthTrust Bank)                                                               6,000,000  (a)           6,000,000

St. Lucie County, IDR, VRDN

  (A-1 Roof Trusses Co. Project)

   1.23% (LOC; SouthTrust Bank)                                                               1,375,000  (a)           1,375,000


                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

City of St. Petersburg, Utility Tax Revenue, Refunding

   5%, 6/1/2004 (Insured; AMBAC)                                                                100,000                  103,594

Sumter County Industrial Authority, Revenue, VRDN

  (Villages Tri-County Medical Center)

   1.10% (LOC; Huntington NB)                                                                 4,000,000  (a)           4,000,000

City of Tallahassee, IDR, VRDN

  (Rose Printing Co. Inc. Project)

   1.20% (LOC; Wachovia Bank)                                                                 2,200,000  (a)           2,200,000

City of Tamarac, Sales Tax Revenue

   3%, 4/1/2004 (Insured; FGIC)                                                                 100,000                  101,378

City of Tampa, Tax Allocation Bond

  Tobacco and Liquor Taxes Revenue

  (H. Lee Moffitt Cancer Center)

   4.625%, 3/1/2004 (Insured; AMBAC)                                                            275,000                  281,322
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $260,688,535)                                                             98.1%              260,688,535

CASH AND RECEIVABLES (NET)                                                                         1.9%                4,993,989

NET ASSETS                                                                                       100.0%              265,682,524

                                                                                                                     The Fund



STATEMENT OF INVESTMENTS (CONTINUED)

Summary of Abbreviations

AMBAC                     American Municipal Bond
                          Assurance Corporation

COP                       Certificate of Participation

CP                        Commercial Paper

FGIC                      Financial Guaranty Insurance
                          Company

FHLMC                     Federal Home Loan Mortgage
                          Corporation

FNMA                      Federal National Mortgage
                          Association

FSA                       Financial Security Assurance

GNMA                      Government National Mortgage
                          Association

GO                        General Obligation

IDR                       Industrial Development Revenue

LOC                       Letter of Credit

LR                        Lease Revenue

MBIA                      Municipal Bond Investors
                          Assurance Insurance
                          Corporation

MFHR                      Multi-Family Housing Revenue

PCR                       Pollution Control Revenue

SFMR                      Single Family Mortgage Revenue

VRDN                      Variable Rate Demand Notes


Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------
F1+, F1                          VMIG1, MIG1, P1                 SP1+, SP1, A1+, A1                               66.3

AAA, AA, A (c)                   Aaa, Aa, A (c)                  AAA, AA, A (c)                                   17.0

Not Rated (d)                    Not Rated (d)                   Not Rated (d)                                    16.7

                                                                                                                 100.0

(A)  SECURITIES PAYABLE ON DEMAND.  VARIABLE INTEREST  RATE--SUBJECT TO PERIODIC
     CHANGE.

(B)  BONDS  WHICH  ARE  PREREFUNDED  ARE   COLLATERALIZED  BY  U.S.   GOVERNMENT
     SECURITIES  WHICH  ARE HELD IN  ESCROW  AND ARE USED TO PAY  PRINCIPAL  AND
     INTEREST  ON THE  MUNICIPAL  ISSUE AND TO  RETIRE  THE BONDS IN FULL AT THE
     EARLIEST REFUNDING DATE.

(C)  NOTES WHICH ARE NOT F, MIG AND SP RATED ARE  REPRESENTED BY BOND RATINGS OF
     THE ISSUERS.

(D)  SECURITIES WHICH, WHILE NOT RATED BY FITCH,  MOODY'S AND STANDARD & POOR'S,
     HAVE BEEN  DETERMINED BY THE MANAGER TO BE OF  COMPARABLE  QUALITY TO THOSE
     RATED SECURITIES IN WHICH THE FUND MAY INVEST.

(E)  AT JUNE 30, 2003 THE FUND HAD $79,336,149 (29.9% OF NET ASSETS) INVESTED IN
     SECURITIES  WHOSE  PAYMENT OF  PRINCIPAL  AND  INTEREST IS  DEPENDANT  UPON
     REVENUES GENERATED FROM HOUSING PROJECTS.



SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           260,688,535   260,688,535

Cash                                                                  7,238,587

Interest receivable                                                     839,264

Prepaid expenses                                                         10,097

                                                                    268,776,483
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            99,379

Payable for investment securities purchased                           2,926,444

Payable for shares of Beneficial Interest redeemed                          912

Accrued expenses                                                         67,224

                                                                      3,093,959
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      265,682,524
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     265,682,524
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      265,682,524
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(unlimited number of $.001 par value shares of Beneficial Interest authorized)
                                                                    265,682,524

NET ASSET VALUE, offering and redemption price per share ($)               1.00

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Year Ended June 30, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      3,713,847

EXPENSES:

Management fee--Note 2(a)                                            1,323,554

Shareholder servicing costs--Note 2(b)                                 190,310

Professional fees                                                       52,915

Trustees' fees and expenses--Note 2(c)                                  37,977

Custodian fees                                                          29,060

Registration fees                                                       19,393

Prospectus and shareholders' reports                                    10,807

Miscellaneous                                                           15,201

TOTAL EXPENSES                                                       1,679,217

Less--reduction in management fee due to
  undertaking--Note 2(a)                                               (91,224)

NET EXPENSES                                                         1,587,993

INVESTMENT INCOME--NET                                               2,125,854
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($):

Net realized gain (loss) on investments                                    449

Net unrealized appreciation (depreciation) on investments                 (40)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                     409

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 2,126,263

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                                        Year Ended June 30,
                                             -----------------------------------

                                                     2003              2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          2,125,854           3,415,953

Net realized gain (loss) on investments               449              15,409

Net unrealized appreciation
   (depreciation) on investments                      (40)            (11,317)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    2,126,263           3,420,045
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET                         (2,125,854)          (3,415,953)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold                 890,130,237          802,157,420

Dividends reinvested                            1,963,245            3,039,470

Cost of shares redeemed                      (841,744,064)        (808,912,209)

INCREASE (DECREASE) IN NET ASSETS
   FROM BENEFICIAL INTEREST TRANSACTIONS       50,349,418           (3,715,319)

TOTAL INCREASE (DECREASE) IN NET ASSETS        50,349,827           (3,711,227)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           215,332,697          219,043,924

END OF PERIOD                                 265,682,524          215,332,697

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                                                                      Year Ended June 30,
                                                                --------------------------------------------------------------------

                                                                 2003           2002           2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value, beginning of period                             1.00           1.00           1.00           1.00          1.00

Investment Operations:

Investment income--net                                            .008           .015           .033           .031          .027

Distributions:

Dividends from investment income--net                            (.008)         (.015)         (.033)         (.031)        (.027)

Net asset value, end of period                                   1.00           1.00           1.00           1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                  .82           1.46           3.34           3.18          2.71
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .60            .59            .60            .60           .57

Ratio of net investment income
   to average net assets                                          .80           1.43           3.26           3.15          2.67

Decrease reflected in above expense
   ratios due to undertakings by
   The Dreyfus Corporation                                        .03            .03            .04            .05           .09
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                         265,683        215,333        219,044        192,902       176,345



SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

Dreyfus Florida Municipal Money Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The fund's investment objective is to provide investors with as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A. which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor" ), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost with Rule 2a-7 of the Act, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms

                                                                The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

of the custody agreement, the fund received net earnings credits of $11,408 during the period ended June 30, 2003, based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At June 30, 2003, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal years ended June 30, 2003 and June 30, 2002, respectively, were all tax exempt income.

At June 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at an annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly. The Manager had undertaken through June 30, 2003, to reduce the management fee paid by the fund to the extent that the fund' s aggregate annual expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceeded an annual rate of .60 of 1% of the value of the fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $91,224 during the period ended June 30, 2003.

(B) Under the Shareholder Services Plan, the fund reimburses the Distributor, an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2003, the fund was charged $139,538 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2003, the fund was charged $25,986 pursuant to the transfer agency agreement.

(C) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $30,000 and an attendance fee of $4,000 for

                                                                The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

each in-person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group in proportion to each fund's relative net assets. The Chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.


REPORT OF INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF TRUSTEES DREYFUS FLORIDA MUNICIPAL MONEY MARKET FUND

We have audited the accompanying statement of assets and liabilities of Dreyfus Florida Municipal Money Market Fund, including the statement of investments, as of June 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Florida Municipal Money Market Fund at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.

                                             [Ernst & Young LLP Signature Logo]

New York, New York

August 4, 2003

                                                             The Fund


IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended June 30, 2003 as " exempt-interest dividends" (not subject to regular federal income tax and, for individuals who are Florida residents, not subject to taxation by Florida).


BOARD MEMBERS INFORMATION (Unaudited)

JOSEPH S. DIMARTINO (59)

CHAIRMAN OF THE BOARD (1995)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*    Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*    The Muscular Dystrophy Association, Director

*    Levcor International, Inc., an apparel fabric processor, Director

* Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director

* The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 191

                              --------------

GORDON J. DAVIS (61)

BOARD MEMBER (1994)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*    Partner of LeBoeuf, Lamb, Greene & MacRae LLP

*    President, Lincoln Center for the Performing Arts, Inc. (2001)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*    Consolidated Edison, Inc., a utility company, Director

*    Phoenix Companies, Inc., a life insurance company, Director

*    Board Member/Trustee for several not-for-profit groups

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 26

                              --------------

DAVID P. FELDMAN (63)

BOARD MEMBER (1993)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*    Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*    BBH Mutual Funds Group (11 funds), Director

*    The Jeffrey Company, a private investment company, Director

*    QMED, a medical device company, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 53

                              --------------

LYNN MARTIN (63)

BOARD MEMBER (1993)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Professor at J. L. Kellogg Graduate School of Management, Northwestern University

* Advisor to the international accounting firm of Deloitte & Touche, LLP and Chairperson to its Council for the Advancement of Women

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*    SBC Communications, Inc., Director

* Ryder System, Inc., a supply chain and transportation management company, Director

*    The Procter & Gamble Co., a consumer products company, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 11

                                                             The Fund

BOARD MEMBERS INFORMATION (Unaudited) (CONTINUED)

DANIEL ROSE (73)

BOARD MEMBER (1993)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Chairman and Chief Executive Officer of Rose Associates, Inc., a New York based real estate development and management firm

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*    Baltic-American Enterprise Fund, Vice Chairman and Director

*    Harlem Educational Activities Fund, Inc., Chairman

*    Housing Committee of the Real Estate Board of New York, Inc., Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 24

                              --------------

PHILIP L. TOIA (69)

BOARD MEMBER (1997)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*    Retired

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 11

                              --------------

SANDER VANOCUR (75)

BOARD MEMBER (1992)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*    President of Old Owl Communications

NO.OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 24

                              --------------

ANNE WEXLER (73)

BOARD MEMBER (1994)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Chairman of the Wexler Group, consultants specializing in government relations and public affairs

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*    Wilshire Mutual Funds (5 Funds), Director

*    Methanex Corporation, a methanol producing company, Director

*    Member of the Council of Foreign Relations

*    Member of the National Park Foundation

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 18

                              --------------

ONCE ELECTED ALL BOARD MEMBERS SERVE FOR AN INDEFINITE TERM. ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS, INCLUDING THEIR ADDRESS IS AVAILABLE IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION WHICH CAN BE OBTAINED FROM DREYFUS FREE OF CHARGE BY CALLING THIS TOLL FREE NUMBER: 1-800-554-4611.

EUGENE MCCARTHY, EMERITUS BOARD MEMBER


OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000.

     Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 95 investment companies (comprised of 189 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 57 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002.

     Chief Investment Officer, Vice Chairman and a Director of the Manager, and an officer of 95 investment companies (comprised of 189 portfolios) managed by the Manager. Mr. Byers also is an Officer, Director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 49 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000.

     Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 96 investment companies (comprised of 205 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, SECRETARY SINCE MARCH 2000.

     Associate General Counsel of the Manager, and an officer of 93 investment companies (comprised of 198 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1991.

STEVEN F. NEWMAN, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel and Assistant Secretary of the Manager, and an officer of 96 investment companies (comprised of 205 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since July 1980.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.

     Director - Mutual Fund Accounting of the Manager, and an officer of 96 investment companies (comprised of 205 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1985.

MICHAEL CONDON, ASSISTANT TREASURER SINCE MARCH 2000.

     Senior Treasury Manager of the Manager, and an officer of 37 investment companies (comprised of 78 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since August 1984.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.

     Mutual Funds Tax Director of the Manager, and an officer of 96 investment companies (comprised of 205 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE OCTOBER 2002.

     Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 32 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc.

                                                             The Fund

NOTES

                  For More Information

                        Dreyfus Florida
                        Municipal Money
                        Market Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  741AR0603


ITEM 2.     CODE OF ETHICS.

                    Not applicable.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

                    Not applicable.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                    Not applicable.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

                    Not applicable.

ITEM 6.     [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                    Not applicable.

ITEM 8.      [RESERVED]

ITEM 9.      CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal controls over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1)      Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Florida Municipal Money Market Fund

By:   /S/STEPHEN E. CANTER
      -----------------------
      Stephen E. Canter
      Chief Executive Officer

Date:  September 3, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/STEPHEN E. CANTER
      -----------------------
      Stephen E. Canter
      Chief Executive Officer

Date:  September 3, 2003

By:   /S/JAMES WINDELS
      -----------------------
      James Windels
      Chief Financial Officer

Date:  September 3, 2003


                                EXHIBIT INDEX

            (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

            (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)